Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Entity File Number	001-40352
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Genius Sports Limited
Entity Central Index Key	0001834489
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Document Shell Company Report	false
Trading Symbol	GENI
Title of 12(b) Security	Ordinary shares
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	18,500,000
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	Y7
Entity Address, Address Line One	Genius Sports Group
Entity Address, Address Line Two	9th Floor
Entity Address, Address Line Three	10 Bloomsbury Way
Entity Address, City or Town	London
Entity Address, Postal Zip Code	WC1A 2SL
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Auditor Name	WithumSmith+Brown, PC
Auditor Firm ID	100
Auditor Location	New York, New York
Entity Address, Country	GB
Ordinary Share [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	205,837,194
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Donald J. Puglisi
Entity Address, Address Line One	Puglisi & Associates
Entity Address, Address Line Two	850 Library Avenue #204
Entity Address, City or Town	Newark
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Entity Address, Country	DE